CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Mar. 31, 2026	Mar. 26, 2026	Mar. 25, 2026	Dec. 31, 2025	Dec. 31, 2024	Jul. 12, 2024	Jul. 11, 2024
Preferred stock, par value (in dollars per share)						$ 0.0001
Preferred stock, shares authorized (in shares)						10,000,000
Common stock, par value (in dollars per share)	$ 0.0001			$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized (in shares)	250,000,000			250,000,000	100,000,000	100,000,000
Common stock, shares issued (in shares)	5,312,911	5,312,911	169,968,082	4,789,230	909,165
Common Stock, Outstanding	5,312,911	5,312,911	169,968,082	4,789,230	909,165	660,127	121,837
Preferred stock Series A
Preferred stock, par value (in dollars per share)	$ 0.0001			$ 0.0001	$ 0.0001
Preferred stock, shares authorized (in shares)	10,000,000			10,000,000	10,000,000
Preferred stock, shares issued (in shares)	0			0	0
Preferred stock, shares outstanding (in shares)	0			0	0